Other Payables and Accrued Liabilities (Details) - CNY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Supply Chain Service Provider [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services	¥ 6.8	¥ 6.8
Advance refundable to a customer [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services	2.2	2.2
Advance refundable to a vendor [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services		¥ 3.0
Advances from a third party [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services	¥ 22.3